SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Total expenses	$ 7,601	$ 6,275	$ 6,131
Less - participation and grants	232	126	145
Research and development - net	$ 7,369	$ 6,149	$ 5,986